Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act of 1933, as amended, the aggregate maximum offering price of all securities to be offered and sold by the Registrant pursuant to this registration statement will not exceed $100,000,000.